Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans and Allowance for Loan Losses
Note 4: Loans and Allowance for Loan Losses

Classes of loans at December 31, include:

	2014	2013

Mortgage loans on real estate
Residential 1-4 family	$44,561,089	$44,286,657
Commercial	40,474,855	38,920,692
Agricultural	40,119,130	35,005,662
Home equity	11,283,264	11,729,112
Total mortgage loans on real estate	136,438,338	129,942,123

Commercial loans	26,813,880	29,946,928
Agricultural	11,844,973	10,559,593
Consumer	12,587,101	13,605,897
	187,684,292	184,054,541

Less
Net deferred loan fees	9,416	8,605
Allowance for loan losses	2,956,264	3,406,434

Net loans	$184,718,612	$180,639,502

The Company’s loan portfolio includes loan participations purchased from other institutions.  The outstanding balance of these purchased loans totaled $14,064,902 and $14,210,231 as of December 31, 2014 and 2103, respectively.  Participations purchased during the years ended December 31, 2014 and 2013 totaled $2,677,750 and $3,877,762, respectively.

The Company believes that sound loans are a necessary and desirable means of employing funds available for investment.  Recognizing the Company’s obligations to its depositors and to the communities it serves, authorized personnel are expected to seek to develop and make sound, profitable loans that resources permit and that opportunity affords.  The Company maintains lending policies and procedures in place designed to focus lending efforts on the types, locations, and duration of loans most appropriate for the business model and markets.  The Company’s principal lending activities include the origination of one-to four-family residential mortgage loans, multi-family loans, commercial real estate loans, agricultural loans, home equity lines of credits, commercial business loans, and consumer loans.  The primary lending market includes the Illinois counties of Morgan, Macoupin and Montgomery.  Generally, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals.  The loans are expected to be repaid from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are derived from a number of sources such as real estate broker referrals, existing customers, builders, attorneys and walk-in customers.  Upon receipt of a loan application, a credit report is obtained to verify specific information relating to the applicant’s employment, income, and credit standing.  In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company.  A loan application file is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness, and verifies the information provided.  The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval.  All residential real estate loans are then verified by our loan risk management department prior to closing.  The board of directors has established individual lending authorities for each loan officer by loan type.  Loans over an individual officer’s lending limit must be approved by the officers’ loan committee consisting of the chairman of the board, president, chief lending officer and all lending officers, which meets three times a week, and has lending authority up to $750,000 depending on the type of loan.  Loans to borrowers with an aggregate principal balance over this limit, up to $1.0 million, must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, president, senior vice president, chief lending officer and at least two outside directors, plus all lending officers as non-voting members.  The board of directors approves all loans to borrowers with an aggregate principal balance over $1.0 million.  The board of directors ratifies all loans that are originated.  Once the loan is approved, the applicant is informed and a closing date is scheduled.  Loan commitments are typically funded within 45 days.

If the loan is approved, the borrower must provide proof of fire and casualty insurance on the property serving as collateral which insurance must be maintained during the full term of the loan; flood insurance is required in certain instances.  Title insurance is generally required on loans secured by real property.

One-to-Four Family Mortgage Loans - Historically, the primary lending origination activity has been one-to-four family, owner-occupied, residential mortgage loans secured by property located in the Company’s market area.  The Company generates loans through marketing efforts, existing customers and referrals, real estate brokers, builders and local businesses.  Generally, one-to-four family loan originations are limited to the financing of loans secured by properties located within the Company’s market area.

Fixed-rate one-to-four family residential mortgage loans are generally conforming loans, underwritten according to secondary market guidelines.  The Company generally originates both fixed- and adjustable-rate mortgage loans in amounts up to the maximum conforming loan limits established by the Federal Housing Finance Agency for the secondary market.

The Company originates for resale to the secondary market fixed-rate one-to-four family residential mortgage loans with terms of 15 years or more.  The fixed-rate mortgage loans amortize monthly with principal and interest due each month.  Residential real estate loans often remain outstanding for significantly shorter periods than their contractual terms because borrowers may refinance or prepay loans at their option.  The Company offers fixed-rate one-to-four family residential mortgage loans with terms of up to 30 years without prepayment penalty.

The Company currently offers adjustable-rate mortgage loans for terms ranging up to 30 years.  They generally offer adjustable-rate mortgage loans that adjust between one and five years on the anniversary date of origination.  Interest rate adjustments are up to two hundred basis points per year, with a cap of up to six hundred basis points on interest rate increases over the life of the loan.  In a rising interest rate environment, such rate limitations may prevent adjustable-rate mortgage loans from repricing to market interest rates, which would have an adverse effect on the net interest income.  In the low interest rate environment that has existed over the past two years, the adjustable-rate portfolio has repriced downward resulting in lower interest income from this portion of the loan portfolio.  The Company has used different interest indices for adjustable-rate mortgage loans in the past such as the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years.  The origination of fixed-rate mortgage loans versus adjustable-rate mortgage loans is monitored on an ongoing basis and is affected significantly by the level of market interest rates, customer preference, interest rate risk position and competitors’ loan products.

Adjustable-rate mortgage loans make the loan portfolio more interest rate sensitive and provides an alternative for those borrowers who meet the underwriting criteria, but are unable to qualify for a fixed-rate mortgage.  However, as the interest income earned on adjustable-rate mortgage loans varies with prevailing interest rates, such loans do not offer predictable cash flows in the same manner as long-term, fixed-rate loans.  Adjustable-rate mortgage loans carry increased credit risk associated with potentially higher monthly payments by borrowers as general market interest rates increase.  It is possible that during periods of rising interest rates that the risk of delinquencies and defaults on adjustable-rate mortgage loans may increase due to the upward adjustment of interest costs to the borrower, resulting in increased loan losses.

Residential first mortgage loans customarily include due-on-sale clauses, which gives the Company the right to declare a loan immediately due and payable in the event, among other things, that the borrower sells or otherwise disposes of the underlying real property serving as collateral for the loan.  Due-on-sale clauses are a means of imposing assumption fees and increasing the interest rate on mortgage portfolio during periods of rising interest rates.

When underwriting residential real estate loans, the Company reviews and verifies each loan applicant’s income and credit history.  Management believes that stability of income and past credit history are integral parts in the underwriting process.  Generally, the applicant’s total monthly mortgage payment, including all escrow amounts, is limited to 30% of the applicant’s total monthly income.  In addition, total monthly obligations of the applicant, including mortgage payments, should not generally exceed 43% of total monthly income.  Written appraisals are generally required on real estate property offered to secure an applicant’s loan.  For one-to-four family real estate loans with loan to value ratios of over 80%, private mortgage insurance is generally required.  Fire and casualty insurance is also required on all properties securing real estate loans.  Title insurance may be required, as circumstances warrant.

The Company does not offer an “interest only” mortgage loan product on one-to-four family residential properties (where the borrower pays interest for an initial period, after which the loan converts to a fully amortizing loan).  They also do not offer loans that provide for negative amortization of principal, such as “Option ARM” loans, where the borrower can pay less than the interest owed on the loan, resulting in an increased principal balance during the life of the loan.  The Company does not offer a “subprime loan” program (loans that generally target borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios) or Alt-A loans (traditionally defined as loans having less than full documentation).

Commercial and Agricultural Real Estate Loans - The Company originates and purchases commercial and agricultural real estate loans.  Commercial and agricultural real estate loans are secured primarily by improved properties such as farms, retail facilities and office buildings, churches and other non-residential buildings.  The maximum loan-to-value ratio for commercial and agricultural real estate loans originated is generally 75%.  The commercial and agricultural real estate loans are generally written up to terms of five years with adjustable interest rates.  The rates are generally tied to the prime rate and generally have a specified floor.  Many of the adjustable-rate commercial real estate loans are not fully amortizing and therefore require a “balloon” payment at maturity.  The Company purchases from time to time commercial real estate loan participations primarily from outside the Company’s market area.  All participation loans are approved following a review to ensure that the loan satisfies the underwriting standards.

Underwriting standards for commercial and agricultural real estate loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The income approach is primarily utilized to determine whether income generated from the applicant’s business or real estate offered as collateral is adequate to repay the loan.  There is an emphasis on the ratio of the property’s projected net cash flow to the loan’s debt service requirement (generally requiring a minimum ratio of 120%).  In underwriting a loan, the value of the real estate offered as collateral in relation to the proposed loan amount is considered.  Generally, the loan amount cannot be greater than 75% of the value of the real estate.  Written appraisals are usually obtained from either licensed or certified appraisers on all commercial and agricultural real estate loans in excess of $250,000.  Creditworthiness of the applicant is assessed by reviewing a credit report, financial statements and tax returns of the applicant, as well as obtaining other public records regarding the applicant.

Loans secured by commercial and agricultural real estate generally involve a greater degree of credit risk than one-to-four family residential mortgage loans and carry larger loan balances.  This increased credit risk is a result of several factors, including the effects of general economic conditions on income producing properties and the successful operation or management of the properties securing the loans.  Furthermore, the repayment of loans secured by commercial and agricultural real estate is typically dependent upon the successful operation of the related business and real estate property.  If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Commercial and Agricultural Business Loans - The Company originates commercial and agricultural business loans to borrowers located in the Company’s market area which are secured by collateral other than real estate or which can be unsecured.  Commercial business loan participations are also purchased from other lenders, which may be made to borrowers outside the Company’s market area.  Commercial and agricultural business loans are generally secured by accounts receivable, equipment, and inventory and generally are offered with adjustable rates tied to the prime rate or the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one-year, three-years or five-years and various terms of maturity generally from three years to five years.  Unsecured business loans are originated on a limited basis in those instances where the applicant’s financial strength and creditworthiness has been established.  Commercial and agricultural business loans generally bear higher interest rates than residential loans, but they also may involve a higher risk of default since their repayment is generally dependent on the successful operation of the borrower’s business.  Personal guarantees are generally obtained from the borrower or a third party as a condition to originating its business loans.

Underwriting standards for commercial and agricultural business loans include a determination of the applicant’s ability to meet existing obligations and payments on the proposed loan from normal cash flows generated in the applicant’s business.  Financial strength of each applicant is assessed through the review of financial statements and tax returns provided by the applicant.  The creditworthiness of an applicant is derived from a review of credit reports as well as a search of public records.  Business loans are periodically reviewed following origination.  Financial statements are requested at least annually and reviewed for substantial deviations or changes that might affect repayment of the loan.  Loan officers also visit the premises of borrowers to observe the business premises, facilities, and personnel and to inspect the pledged collateral.  Underwriting standards for business loans are different for each type of loan depending on the financial strength of the applicant and the value of collateral offered as security.

Home Equity and Consumer Loans – The Company originates home equity and other consumer loans.  Home equity loans and lines of credit are generally secured by the borrower’s principal residence.  The maximum amount of a home equity loan or line of credit is generally 95% of the appraised value of a borrower’s real estate collateral including the amount of any prior mortgages or related liabilities.  Home equity loans and lines of credit are approved with both fixed and adjustable interest rates which are determined based upon market conditions.  Such loans may be fully amortized over the life of the loan or have a balloon feature.  Generally, the maximum term for home equity loans is 10 years.

The principal types of other consumer loans offered are loans secured by automobiles, deposit accounts, and mobile homes.  Unsecured consumer loans are also generated.  Consumer loans are generally offered on a fixed-rate basis.  Automobile loans with maturities of up to 60 months are offered for new automobiles.  Loans secured by used automobiles will have maximum terms which vary depending upon the age of the automobile.  Automobile loans with a loan-to-value ratio below the greater of 80% of the purchase price or 100% of NADA loan value are generally originated, although the loan-to-value ratio may be greater or less depending on the borrower’s credit history, debt to income ratio, home ownership and other banking relationships with the Company.

Underwriting standards for consumer loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The stability of the applicant’s monthly income may be determined by verification of gross monthly income from primary employment, and additionally from any verifiable secondary income.  The length of employment with the borrower’s present employer is also considered, as well as the amount of time the borrower has lived in the local area.  Creditworthiness of the applicant is of primary consideration; however, the underwriting process also includes a comparison of the value of the collateral in relation to the proposed loan amount.

Consumer loans entail greater risks than one-to-four family residential mortgage loans, particularly consumer loans secured by rapidly depreciating assets such as automobiles or loans that are unsecured.  In such cases, collateral repossessed after a default may not provide an adequate source of repayment of the outstanding loan balance because of damage, loss or depreciation.  Further, consumer loan payments are dependent on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.  Such events would increase the risk of loss on unsecured loans.  Finally, the application of various Federal and state laws, including Federal and state bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans in the event of a default.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2014 and 2013:

	December 31, 2014
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Provision charged to expense	241,875	392,009	20,518	(327,057)	5,136	5,887	3,950	(102,318)	240,000
Losses charged off	(100,319)	(287,474)	—	(285,411)	—	(5,403)	(25,781)	—	(704,388)
Recoveries	1,560	5,168	—	88	—	3,100	4,302	—	14,218
Balance, end of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Ending balance: individually evaluated for impairment	$183,196	$348,240	$—	$154,089	$—	$9,982	$—	$—	$695,507
Ending balance: collectively evaluated for impairment	$816,064	$507,223	$195,546	$267,720	$57,934	$195,595	$167,319	$53,356	$2,260,757

Loans:
Ending balance	$44,561,089	$40,474,855	$40,119,130	$26,813,880	$11,844,973	$11,283,264	$12,587,101	$—	$187,684,292
Ending balance: individually evaluated for impairment	$713,962	$1,690,251	$1,009,889	$240,805	$258,140	$37,531	$8,469	$—	$3,959,047
Ending balance: collectively evaluated for impairment	$43,847,127	$38,784,604	$39,109,241	$26,573,075	$11,586,833	$11,245,733	$12,578,632	$—	$183,725,245

	December 31, 2013
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Provision charged to expense	261,492	(218,949)	25,460	92,597	8,868	(78,628)	84,829	(5,669)	170,000
Losses charged off	(162,448)	—	—	—	—	(63,410)	(66,467)	—	(292,325)
Recoveries	16,071	135,836	—	7,341	—	15,035	15,012	—	189,295
Balance, end of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Ending balance: individually evaluated for impairment	$—	$248,857	$—	$622,730	$—	$—	$10,836	$—	$882,423
Ending balance: collectively evaluated for impairment	$856,144	$496,903	$175,028	$411,459	$52,798	$201,993	$174,012	$155,674	$2,524,011

Loans:
Ending balance	$44,286,657	$38,920,692	$35,005,662	$29,946,928	$10,559,593	$11,729,112	$13,605,897	$—	$184,054,541
Ending balance: individually evaluated for impairment	$563,524	$1,531,078	$—	$662,730	$—	$71,548	$101,089	$—	$2,929,969
Ending balance: collectively evaluated for impairment	$43,723,133	$37,389,614	$35,005,662	$29,284,198	$10,559,593	$11,657,564	$13,504,808	$—	$181,124,572

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on all loans at origination.  In addition, lending relationships over $750,000, new commercial and commercial real estate loans, and watch list credits over $75,000 are reviewed annually by our loan review department in order to verify risk ratings.  The Company uses the following definitions for risk ratings:

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  During the periods presented, none of our loans were classified as Doubtful.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2014 and 2013:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2014	2013	2014	2013	2014	2013	2014	2013

Pass	$41,530,699	$41,061,498	$38,122,972	$36,489,660	$39,109,241	$35,005,662	$26,563,823	$29,231,227
Special Mention	655,049	775,545	53,750	57,488	887,048	—	—	—
Substandard	2,375,341	2,449,614	2,298,133	2,373,544	122,841	—	250,057	715,701

Total	$44,561,089	$44,286,657	$40,474,855	$38,920,692	$40,119,130	$35,005,662	$26,813,880	$29,946,928

	Agricultural Business		Home Equity		Consumer
	2014	2013	2014	2013	2014	2013

Pass	$11,586,833	$10,559,593	$10,833,853	$11,215,416	$12,386,412	$13,302,507
Special Mention	258,140	—	162,103	155,515	80,544	68,480
Substandard	—	—	287,308	358,181	120,145	234,910

Total	$11,844,973	$10,559,593	$11,283,264	$11,729,112	$12,587,101	$13,605,897

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2014 and 2013:

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$420,086	$286,622	$613,534	$1,320,242	$43,240,847	$44,561,089	$—
Commercial real estate	—	794,110	39,023	833,133	39,641,722	40,474,855	—
Agricultural real estate	—	—	122,841	122,841	39,996,289	40,119,130	—
Commercial	—	—	—	—	26,813,880	26,813,880	—
Agricultural business	—	—	—	—	11,844,973	11,844,973	—
Home equity	96,971	11,561	58,360	166,892	11,116,372	11,283,264	—
Consumer	90,558	5,531	16,560	112,649	12,474,452	12,587,101	—

Total	$607,615	$1,097,824	$850,318	$2,555,757	$185,128,535	$187,684,292	$—

	December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$350,539	$95,782	$806,877	$1,253,198	$43,033,459	$44,286,657	$—
Commercial real estate	—	68,216	78,281	146,497	38,774,195	38,920,692	—
Agricultural real estate	—	—	—	—	35,005,662	35,005,662	—
Commercial	—	—	—	—	29,946,928	29,946,928	—
Agricultural business	—	—	—	—	10,559,593	10,559,593	—
Home equity	156,331	47,585	55,288	259,204	11,469,908	11,729,112	—
Consumer	108,452	26,212	9,900	144,564	13,461,333	13,605,897	—

Total	$615,322	$237,795	$950,346	$1,803,463	$182,251,078	$184,054,541	$—

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses.  Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans.  The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms.  Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection.  Restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended December 31, 2014 and 2013:

	December 31, 2014
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$129,272	$129,272	$—	$220,541	$12,818	$13,076
Commercial real estate	564,610	564,610	—	757,616	19,826	18,816
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	27,549	27,549	—	29,505	2,881	2,939
Consumer	8,469	8,469	—	12,285	951	964
Loans with a specific valuation allowance
1-4 Family	584,690	584,690	183,196	604,031	28,722	26,783
Commercial real estate	1,125,641	1,125,641	348,240	1,134,401	66,864	60,012
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Home equity	9,982	9,982	9,982	9,993	247	187
Total:
1-4 family	713,962	713,962	183,196	824,572	41,540	39,859
Commercial real estate	1,690,251	1,690,251	348,240	1,892,017	86,690	78,828
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	37,531	37,531	9,982	39,498	3,128	3,126
Consumer	8,469	8,469	—	12,285	951	964

Total	$3,959,047	$3,959,047	$695,507	$4,484,374	$218,710	$189,536

	December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$563,524	$563,524	$—	$652,373	$27,250	$25,347
Commercial real estate	63,293	63,293	—	96,019	5,282	5,327
Home equity	71,548	71,548	—	66,388	3,017	2,980
Consumer	4,528	4,528	—	6,419	453	442
Loans with a specific valuation allowance
Commercial real estate	1,467,785	1,467,785	248,857	1,488,243	79,719	74,028
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Consumer	96,561	96,561	10,836	99,401	1,586	1,576
Total:
1-4 family	563,524	563,524	—	652,373	27,250	25,347
Commercial real estate	1,531,078	1,531,078	248,857	1,584,262	85,001	79,355
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Home equity	71,548	71,548	—	66,388	3,017	2,980
Consumer	101,089	101,089	10,836	105,820	2,039	2,018

Total	$2,929,969	$2,929,969	$882,423	$3,135,112	$151,772	$143,621

The following table presents the Company’s nonaccrual loans at December 31, 2014 and 2013.  This table excludes performing troubled debt restructurings.

	2014	2013

1-4 family	$994,855	$1,339,487
Commercial real estate	932,578	208,297
Agricultural real estate	122,841	—
Commercial	22,438	37,939
Agricultural business	—	—
Home equity	120,698	133,823
Consumer	70,643	62,617

Total	$2,264,053	$1,782,163

At December 31, 2014 and 2013, the Company had a number of loans that were modified in troubled debt restructurings (TDR’s) and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2014 and 2013.

	2014	2013

1-4 family	$747,470	$661,880
Commercial real estate	1,265,079	1,137,667
Agricultural real estate	—	—
Commercial	212,579	675,483
Agricultural business	—	—
Home equity	15,379	79,087
Consumer	42,786	43,559

Total	$2,283,293	$2,597,676

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2014 and 2013.

	2014	2013

1-4 family	$567,931	$591,000
Commercial real estate	470,969	1,074,194
Agricultural real estate	—	—
Commercial	212,579	675,483
Agricultural business	—	—
Home equity	12,074	13,015
Consumer	42,786	42,059

Total	$1,306,339	$2,395,751

The following table presents loans modified as troubled debt restructurings during the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	3	$201,879	8	$522,819
Commercial real estate	1	386,355	3	175,649
Agricultural real estate	—	—	—	—
Commercial	—	—	1	40,644
Agricultural business	—	—	—	—
Home equity	—	—	—	—
Consumer	1	15,953	1	27,593

Total	5	$604,187	13	$766,705

2014 Modifications

The Company modified three one-to-four family residential real estate loans, with a recorded investment of $201,879, which were deemed TDR’s.  Two of the loans were restructured with the interest and real estate taxes capitalized to the balance of the note.  One of the loans was extended without the full collection of accrued interest.  None of the modifications resulted in a reduced interest rate or a write-off of the principal balance.

The Company modified one commercial real estate loan with a total recorded balance of $386,355, which was deemed a TDR.  The loan was restructured to provide additional funds for cash flow needs of the borrower.  The modification did not result in a reduced interest rate or a write-off of the principal balance.

The Company modified one consumer loan with a recorded investment of $15,953, which was deemed a TDR.  The modification was made to change the payment schedule to interest-only for a period of time.  The modification did not result in a reduced interest rate or a write-off of the principal balance.

2013 Modifications

The Company modified eight one-to-four family residential real estate loans, with a recorded investment of $522,819, which were deemed to be TDR’s.  One of the loans was restructured with interest capitalized.  One of the loans was restructured after a principal write-off of $35,871.  Three of the loans were restructured with delinquent real estate taxes capitalized.  Three of the loans were restructured with a reduced interest rate and the accrued interest capitalized to the balance of the note.  None of the modifications resulted in a write-off of the principal balance.

The Company modified three commercial real estate loans with a total recorded balance of $175,649, which were deemed TDR’s.  The loans were restructured to change the payment schedule to interest only for a period of time.

The Company modified one commercial loan with a total recorded balance of $40,644, which was deemed a TDR.  The modification was made to capitalize delinquent taxes.

The Company also modified one consumer loan with a recorded investment of $27,593.  The modification was made to change the payment schedule to interest-only for a period of time.  The modification did not result in a reduction of the contractual interest rate or a write-off of the principal balance.

TDRs with Defaults

Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the allowance for loan losses.  During the year ended December 31, 2014, one residential real estate loan of $38,737 and one home equity loan of $3,305 were considered TDR’s defaulted as they were more than 90 days past due at December 31, 2014.  In addition, three residential real estate loans of $140,549, two commercial real estate loans of $840,115, two commercial loans of $22,437, and one consumer loan of $25,055 were considered TDR’s defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.

During the year ended December 31, 2013, two residential real estate loans of $70,880 were considered TDR’s defaulted as they were more than 90 days past due at December 31, 2013.  In addition, four one-to-four family residential real estate loans of $206,299, one commercial real estate loan of $61,980, two commercial business loans of $37,939, two home equity loans of $7,558, and one consumer loan of $27,593 were considered TDR’s defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.